Lease - Schedule of lease expenses (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Lease, Cost [Abstract]
Amortization of right-of-use assets	¥ 588	¥ 1,103	¥ 946
Interest of lease liabilities	56	62	73
Expenses for short-term lease within 12 months	1,084	1,075	(153)
Total lease cost	¥ 1,728	¥ 2,240	¥ 866